CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
(a)	Cash and cash equivalents

	2019	2018
Cash and banks	575,863	287,491
Cash equivalents	1,506,082	4,097,838
Total	2,081,945	4,385,329

	2019	2018
Repurchase agreements(i)	1,192,708	2,742,731
Certificated of Bank Deposit (CDB)	173,854	301,632
Private securities(ii)	134,818	895,073
Time deposits	1,096	154,514
Other	3,606	3,888
Cash equivalents	1,506,082	4,097,838

(i)
Represented mainly by exclusive investment funds composed by Government Securities with yield pegged to the SELIC rate. The portfolio is preferably allocated to highly liquid spot market instruments for all investments.

(ii)	Represented mainly by financial treasury bills from private banks with remuneration linked to CDI rate and immediate liquidity.

Schedule of Short-term and long-term investments
(b)	Short-term and long-term investments

	2019	2018
Private securities(iii)	196,203	213,653
Government securities	21,589	25,309
Total	217,792	238,962
Current	183,850	201,975
Non-current	33,942	36,987

(i)
Represented mainly by exclusive investment funds composed by Government Securities with yield pegged to the SELIC rate. The portfolio is preferably allocated to highly liquid spot market instruments for all investments.

(ii)	Represented mainly by financial treasury bills from private banks with remuneration linked to CDI rate and immediate liquidity.
(iii)	Represented mainly by the investments with yield pegged to the SELIC and CDB rates.